Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q1PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 8
Notes to Schedules of Investments 10

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), October 31, 2024
Franklin Emerging Market Debt Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ....................... South Africa 55,882,058 $ —
a,b,c
K2016470219 South Africa Ltd. , B ....................... South Africa 5,561,052 —
—
Financial Services 0.0%
a,b,c
Astana Finance JSC , GDR , 144A ....................... Kazakhstan 193,625 —
Total Common Stocks (Cost $ 433,378 ) .......................................
—
Warrants
Warrants 2.7%
Financial Services 2.7%
d,e
Ukraine Government , VRI, GDP Linked Security , Senior Bond ,
Reg S, 8/01/41 .................................... Ukraine 1,950,000 1,414,348
a,b,f
Venezuela Government , Oil Value Recovery , 4/15/20 ......... Venezuela 925,920 495,210
1,909,558
Total Warrants (Cost $ 18,406,656 ) ...........................................
1,909,558
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ..................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $ 4,600,000 ) .....................
—
Principal
Amount
*
Quasi-Sovereign Bonds 10.5%
Financial Services 0.8%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ... Turkiye 535,714 EUR 593,344
a ,c ,e ,h
Sphynx Capital Markets PCC (National Investment Bank of
Ghana) , PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ..... Ghana 8,000,000 —
593,344
Municipal Bonds 3.7%
d
Istanbul Metropolitan Municipality ,
Senior Note , 144A, 10.75% , 4/12/27 ................... Turkiye 250,000 270,186
Senior Note , 144A, 10.5% , 12/06/28 ................... Turkiye 745,000 814,991
d
Provincia de Tierra del Fuego Argentina , Senior Secured Bond ,
144A, 8.95% , 1/21/30 ............................... Argentina 367,500 359,782
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A,
7.75% , 7/26/30 ................................... Argentina 1,239,747 1,190,157
2,635,116
Oil, Gas & Consumable Fuels 5.1%
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ......................................... Venezuela 150,000 156,153
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 700,000 577,622
d
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 .........................................
Trinidad and
Tobago 650,000 682,175
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ......................................... Kazakhstan 1,400,000 1,237,840
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 1,100,000 978,980
3,632,770

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Quasi-Sovereign Bonds
(continued)
Transportation Infrastructure 0.9%
d ,i
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ............................... Colombia 3,468,840,448 COP $ 662,374
Total Quasi-Sovereign Bonds (Cost $ 10,586,117 ) ..............................
7,523,604
Corporate Bonds 12.3%
Banks 0.5%
d
Fidelity Bank plc , Senior Note , 144A, 7.625% , 10/28/26 ....... Nigeria 350,000 346,604
Broadline Retail 0.0%
a ,d ,e ,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ..................................... South Africa 4,842,864 —
a ,d ,e ,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 .................................... South Africa 2,133,302 —
—
Chemicals 0.9%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 890,000 661,631
Commercial Services & Supplies 0.7%
d
Ambipar Lux SARL , Senior Note , 144A, 9.875% , 2/06/31 ...... Brazil 510,000 522,096
Electric Utilities 3.8%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A,
3.949% , 2/12/30 ................................... India 1,176,000 1,037,622
d
Energo-Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 .......... Czech Republic 960,000 967,107
d
GDZ Elektrik Dagitim AS , Senior Note , 144A, 9% , 10/15/29 .... Turkiye 700,000 671,647
2,676,376
Food Products 1.0%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ......................................... Paraguay 1,050,000 739,867
Metals & Mining 1.1%
d ,j
Petra Diamonds US Treasury plc , Senior Secured Note , 144A,
PIK, 9.75% , 3/08/26 ................................ South Africa 949,654 779,995
Oil, Gas & Consumable Fuels 2.4%
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ...... Ghana 1,100,000 1,080,140
d
MC Brazil Downstream Trading SARL , Senior Secured Note ,
144A, 7.25% , 6/30/31 ............................... Brazil 701,846 595,065
1,675,205
Paper & Forest Products 0.4%
d
LD Celulose International GmbH , Senior Secured Note , 144A,
7.95% , 1/26/32 ................................... Brazil 300,000 307,238
Real Estate Management & Development 0.2%
d ,e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ................................... China 1,620,000 161,725
Water Utilities 0.5%
d
Aegea Finance SARL , Senior Note , 144A, 9% , 1/20/31 ....... Brazil 325,000 346,728
Wireless Telecommunication Services 0.8%
Telecommunications Services of Trinidad & Tobago Ltd. ,
d
Senior Secured Bond , 144A, 8.875% , 10/18/29 ........... Trinidad and
Tobago 570,000 574,674
574,674
Total Corporate Bonds (Cost $ 15,689,683 ) ....................................
8,792,139

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Loan Participations and Assignments 0.8%
a ,c ,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A,
5.95% to 4/14/25, FRN thereafter , 4/15/30 ............... Russia 1,000,000 $ —
a ,c ,f ,j ,k
Global Distressed Alpha Fund III LP ,
PIK, 12% , Perpetual ................................ United States 1,818,306 558,618
Total Loan Participations and Assignments (Cost $ 2,401,491 ) ..................
558,618
Foreign Government and Agency Securities 62.5%
d
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 2,120,000 1,926,126
Argentina Government Bond , Senior Note , 1% , 7/09/29 .......
Argentina 960,490 691,714
d
Armenia Government Bond , Senior Bond , 144A, 3.95% , 9/26/29 Armenia 1,030,000 914,007
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 . Benin 1,160,000 EUR 1,129,006
d
BOI Finance BV , Senior Note , 144A, 7.5% , 2/16/27 .......... Nigeria 850,000 EUR 885,371
Brazil Government Bond , Senior Bond , 4.75% , 1/14/50 .......
Brazil 970,000 714,124
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ..........
Brazil 11,200,000 BRL 1,772,709
d
Bulgaria Government Bond , Senior Bond , Reg S, 1.375% ,
9/23/50 ......................................... Bulgaria 1,050,000 EUR 688,081
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% ,
7/07/32 ......................................... Cameroon 1,160,000 EUR 1,018,107
Colombia Government Bond ,
Senior Bond , 9.85% , 6/28/27 ......................... Colombia 2,500,000,000 COP 553,732
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 700,000 694,526
d
Costa Rica Government Bond , 144A, 7.3% , 11/13/54 ........ Costa Rica 630,000 666,698
d
Dominican Republic Government Bond ,
Senior Bond , 144A, 13.625% , 2/03/33 .................. Dominican
Republic 54,650,000 DOP 1,095,351
Senior Bond , 144A, 6.4% , 6/05/49 ..................... Dominican
Republic 750,000 728,934
Senior Note , 144A, 9.75% , 6/05/26 ..................... Dominican
Republic 21,000,000 DOP 353,275
Egypt Government Bond ,
d
Senior Bond , 144A, 7.625% , 5/29/32 ................... Egypt 250,000 219,843
d
Senior Bond , 144A, 7.5% , 2/16/61 ..................... Egypt 960,000 679,934
25.318% , 8/13/27 .................................. Egypt 23,000,000 EGP 466,064
24.458% , 10/01/27 ................................. Egypt 17,650,000 EGP 354,013
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% ,
6/15/35 ......................................... El Salvador 1,710,000 1,494,099
d ,e
Ethiopia Government Bond , Senior Bond , 144A, 6.625% ,
12/11/24 ........................................ Ethiopia 1,850,000 1,446,622
d
Gabon Government Bond ,
Senior Bond , 144A, 6.625% , 2/06/31 ................... Gabon 750,000 599,928
Senior Bond , 144A, 7% , 11/24/31 ...................... Gabon 750,000 600,967
d
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .. Grenada 670,983 603,214
d
Honduras Government Bond , Senior Bond , 144A, 5.625% ,
6/24/30 ......................................... Honduras 745,000 670,720
Hungary Government Bond , 9.5% , 10/21/26 ...............
Hungary 117,310,000 HUF 329,972
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 1,666,875 1,606,097
d
Ivory Coast Government Bond , Senior Bond , 144A, 4.875% ,
1/30/32 ......................................... Ivory Coast 1,340,000 EUR 1,278,631
Jamaica Government Bond , Senior Note , 9.625% , 11/03/30 ....
Jamaica 78,500,000 JMD 526,313
d
Jordan Government Bond ,
Senior Bond , 144A, 5.85% , 7/07/30 .................... Jordan 600,000 568,493
Senior Bond , 144A, 7.375% , 10/10/47 .................. Jordan 700,000 639,028
Kazakhstan MEOKAM ,
14.5% , 4/28/25 ................................... Kazakhstan 400,000,000 KZT 827,559
13.9% , 9/16/26 ................................... Kazakhstan 254,678,000 KZT 531,802

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Kazakhstan MEUKAM , Senior Bond , 7.2% , 5/27/25 ..........
Kazakhstan 90,666,000 KZT $ 180,650
Mexican Bonos Desarr Fixed Rate ,
M , 7.75% , 5/29/31 ................................. Mexico 9,620,000
l
MXN 431,362
M , 8% , 11/07/47 ................................... Mexico 27,100,000 MXN 1,082,561
d
Montenegro Government Bond , Senior Note , 144A, 7.25% ,
3/12/31 ......................................... Montenegro 650,000 676,272
d
Mozambique Government Bond , 144A, 9% , 9/15/31 ......... Mozambique 1,230,000 1,030,921
d
Nigeria Government Bond , Senior Bond , Reg S, 7.625% ,
11/28/47 ........................................ Nigeria 200,000 153,094
d
North Macedonia Government Bond , Senior Note , 144A, 6.96% ,
3/13/27 ......................................... North Macedonia 620,000 EUR 702,903
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 Pakistan 1,160,000 983,854
d
Romania Government Bond , Senior Note , Reg S, 1.375% ,
12/02/29 ........................................ Romania 2,080,000 EUR 1,953,799
d ,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .. Ghana 637,270 350,498
d
Serbia Government Bond ,
Senior Bond , 144A, 1.5% , 6/26/29 ..................... Serbia 1,330,000 EUR 1,303,032
Senior Bond , Reg S, 1.65% , 3/03/33 ................... Serbia 210,000 EUR 182,909
South Africa Government Bond ,
Senior Bond , 6.5% , 2/28/41 .......................... South Africa 36,500,000 ZAR 1,362,821
Senior Bond , 5.75% , 9/30/49 ......................... South Africa 850,000 665,954
d
Suriname Government Bond ,
m
Senior Bond , 144A, FRN , 9% , 12/31/50 ................. Suriname 1,176,211 1,199,735
j
Senior Note , 144A, PIK, 7.95% , 7/15/33 ................. Suriname 606,944 572,601
Tunisia Government Bond ,
Senior Bond , 4.2% , 3/17/31 .......................... Tunisia 260,000,000 JPY 1,278,287
d
Senior Note , Reg S, 6.375% , 7/15/26 ................... Tunisia 250,000 EUR 252,226
Turkiye Government Bond , Senior Bond , 4.875% , 4/16/43 .....
Turkiye 500,000 360,480
d
Ukraine Government Bond ,
Senior Bond , 144A, Zero Cpn., 2/01/35 ................. Ukraine 265,892 130,287
Senior Bond , 144A, 1.75% , 2/01/35 .................... Ukraine 539,491 251,396
Senior Bond , 144A, Zero Cpn., 2/01/36 ................. Ukraine 221,577 107,731
Senior Bond , 144A, 1.75% , 2/01/36 .................... Ukraine 693,632 319,569
Senior Note , 144A, Zero Cpn., 2/01/30 .................. Ukraine 84,199 40,831
Senior Note , 144A, Zero Cpn., 2/01/34 .................. Ukraine 314,639 118,383
Senior Note , 144A, 1.75% , 2/01/34 ..................... Ukraine 308,281 147,405
Uruguay Government Bond , Senior Bond , 8.25% , 5/21/31 .....
Uruguay 11,696,000 UYU 267,442
Uzbekistan Government Bond ,
d
Senior Note , 144A, 16.625% , 5/29/27 ................... Uzbekistan 17,130,000,000 UZS 1,328,925
Total Foreign Government and Agency Securities (Cost $ 44,688,514 ) ............
44,710,988
Supranational 4.2%
Asian Development Bank , Senior Note , 5.55% , 9/12/25 .......
Supranational
n
5,000,000 PLN 1,250,007
d
Corp. Andina de Fomento , Senior Bond , Reg S, 7.5% , 6/10/30 . Supranational
n
8,630,000 MXN 372,002
European Bank for Reconstruction & Development , Senior Note ,
6.17% , 3/10/25 ................................... Supranational
n
21,850,000,000 IDR 1,391,086
Total Supranational (Cost $ 3,088,913 ) ........................................
3,013,095
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 99,894,752 ) ..............................
66,508,002
a

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 5.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.6%
o
Egypt Treasury Bills ,
3/18/25 ......................................... Egypt 12,250,000 EGP $ 226,361
3/18/25 ......................................... Egypt 10,550,000 EGP 194,948
421,309
Total Foreign Government and Agency Securities (Cost $ 434,936 ) ..............
421,309
Shares
Money Market Funds 4.4%
p,q
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 3,172,209 3,172,209
Total Money Market Funds (Cost $ 3,172,209 ) .................................
3,172,209
Total Short Term Investments (Cost $ 3,607,145 ) ...............................
3,593,518
a
Total Investments (Cost $ 103,501,897 ) 98.0% .................................
$70,101,520
Other Assets, less Liabilities 2.0% ...........................................
1,450,832
Net Assets 100.0% .........................................................
$71,552,352
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $47,571,050, representing 66.5% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
i
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
j
Income may be received in additional securities and/or cash.
k
Perpetual security with no stated maturity date.
l
Principal amount is stated in 100 Mexican Peso Units.
m
The coupon rate shown represents the rate at period end.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
The security was issued on a discount basis with no stated coupon rate.
p
See Note 4 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At October 31, 2024, the Fund had the following forward exchange contracts outstanding.
See Abbreviation s on page 16 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 410,000 459,805 12/09/24 $ — $ (13,168)
Euro ............. CITI Sell 11,300,000 12,565,357 12/09/24 255,608 —
Japanese Yen ...... CITI Sell 183,000,000 1,291,033 12/09/24 80,924 —
Total Forward Exchange Contracts ................................................... $336,532 $(13,168)
Net unrealized appreciation (depreciation) ............................................ $323,364
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Schedule of Investments (unaudited), October 31, 2024
Franklin International Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.4%
Aerospace & Defense 3.5%
MTU Aero Engines AG ............................... Germany 100,000 $ 32,684,117
Air Freight & Logistics 4.3%
DSV A/S .......................................... Denmark 185,000 40,497,507
Biotechnology 5.0%
CSL Ltd. .......................................... United States 150,000 28,159,018
a
Genmab A/S ....................................... Denmark 82,000 18,364,500
46,523,518
Broadline Retail 3.8%
a
MercadoLibre, Inc. .................................. Brazil 17,500 35,650,650
Capital Markets 6.6%
Intermediate Capital Group plc ......................... United Kingdom 1,220,503 32,416,914
Macquarie Group Ltd. ................................ Australia 190,000 28,751,439
61,168,353
Chemicals 3.5%
Sika AG .......................................... Switzerland 118,000 32,868,837
Containers & Packaging 3.4%
SIG Group AG ..................................... Switzerland 1,450,000 31,294,862
Entertainment 4.0%
CTS Eventim AG & Co. KGaA .......................... Germany 355,933 37,378,387
Health Care Equipment & Supplies 6.5%
Alcon AG ......................................... United States 395,800 36,359,557
Cochlear Ltd. ...................................... Australia 132,000 24,434,570
60,794,127
Hotels, Restaurants & Leisure 3.8%
Amadeus IT Group SA ............................... Spain 485,860 35,221,607
Interactive Media & Services 2.0%
b
Scout24 SE , 144A , Reg S ............................. Germany 220,000 19,004,780
IT Services 3.9%
a
Shopify, Inc. , A ..................................... Canada 460,000 35,976,600
Life Sciences Tools & Services 3.0%
Lonza Group AG .................................... Switzerland 13,000 8,000,191
Tecan Group AG .................................... Switzerland 78,000 19,710,719
27,710,910
Machinery 4.9%
Interroll Holding AG .................................. Switzerland 9,341 24,567,636
b
VAT Group AG , 144A , Reg S ........................... Switzerland 50,000 20,822,122
45,389,758
Pharmaceuticals 3.3%
Daiichi Sankyo Co. Ltd. ............................... Japan 942,500 30,679,747
Professional Services 3.7%
Experian plc ....................................... United States 700,000 34,158,769
Semiconductors & Semiconductor Equipment 9.2%
ASML Holding NV ................................... Netherlands 45,000 30,290,921
Disco Corp. ........................................ Japan 128,000 36,424,051
a
Nova Ltd. ......................................... Israel 105,000 19,456,500
86,171,472

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations o n page 16 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 17.0%
a
CyberArk Software Ltd. ............................... United States 123,813 $ 34,236,771
a
Kinaxis, Inc. ....................................... Canada 334,700 37,173,130
a
Monday.com Ltd. .................................... United States 120,000 35,264,400
a
Nice Ltd. , ADR ..................................... Israel 150,000 26,055,000
SAP SE .......................................... Germany 110,000 25,683,361
158,412,662
Textiles, Apparel & Luxury Goods 3.4%
Puma SE ......................................... Germany 700,000 31,919,840
Trading Companies & Distributors 2.6%
RS Group plc ...................................... United Kingdom 2,650,000 23,754,384
Total Common Stocks (Cost $ 666,280,960 ) ...................................
907,260,887
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 22,528,123 22,528,123
Total Money Market Funds (Cost $ 22,528,123 ) ................................
22,528,123
Total Short Term Investments (Cost $ 22,528,123 ) ..............................
22,528,123
a
Total Investments (Cost $ 688,809,083 ) 99.8% .................................
$929,789,010
Other Assets, less Liabilities 0.2% ...........................................
1,809,476
Net Assets 100.0% .........................................................
$931,598,486
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $39,826,902, representing 4.3% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At October 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
1,000,000
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond,
144A, 5.95% to 4/14/25, FRN thereafter, 4/15/30 ... 11/21/19 $ 1,005,945 $ —
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 — —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 10/31/14 4,600,000 —
1,818,306
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 - 10/30/24 1,395,546 558,618
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn.,
2/05/09 .................................. 10/12/09 - 10/13/11 3,100,000 —
Total Restricted Securities (Value is 0.8% of Net Assets) ............... $10,534,869 $558,618
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of October 31, 2024.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2024, investments in affiliated management investment companies were as follows:
5. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2024, the FT Subsidiary investments as well as any other assets and liabilities of the
FT Subsidiary are reflected in the Fund's Consolidated Schedule of Investments. At October 31, 2024, the net assets of the
FT Subsidiary were $1,085,577, representing 1.5% of the Fund's consolidated net assets. The Fund's investment in the FT
Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $4,436,272 $10,473,284 $(11,737,347) $— $— $3,172,209 3,172,209 $44,479
Total Affiliated Securities ... $4,436,272 $10,473,284 $(11,737,347) $— $— $3,172,209 $44,479
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $8,423,880 $76,447,889 $(62,343,646) $— $— $22,528,123 22,528,123 $266,599
Total Affiliated Securities ... $8,423,880 $76,447,889 $(62,343,646) $— $— $22,528,123 $266,599

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... — 1,414,348 495,210 1,909,558
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds :
Financial Services ...................... — — 593,344
a
593,344
Municipal Bonds ....................... — 2,635,116 — 2,635,116
Oil, Gas & Consumable Fuels ............. — 3,632,770 — 3,632,770
Transportation Infrastructure .............. — 662,374 — 662,374
Corporate Bonds :
Banks ............................... — 346,604 — 346,604
Broadline Retail ....................... — — —
a
—
Chemicals ........................... — 661,631 — 661,631
Commercial Services & Supplies ........... — 522,096 — 522,096
Electric Utilities ........................ — 2,676,376 — 2,676,376
Food Products ........................ — 739,867 — 739,867
Metals & Mining ....................... — 779,995 — 779,995
Oil, Gas & Consumable Fuels ............. — 1,675,205 — 1,675,205
Paper & Forest Products ................. — 307,238 — 307,238
Real Estate Management & Development .... — 161,725 — 161,725
Water Utilities ......................... — 346,728 — 346,728
Wireless Telecommunication Services ....... — 574,674 — 574,674
Loan Participations and Assignments ......... — — 558,618
b
558,618
Foreign Government and Agency Securities .... — 44,710,988 — 44,710,988
Supranational ........................... — 3,013,095 — 3,013,095
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 3,172,209 421,309 — 3,593,518
Total Investments in Securities ........... $3,172,209 $65,282,139 $1,647,172 $70,101,520
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 336,532 $ — $ 336,532
Total Other Financial Instruments ......... $— $336,532 $— $336,532
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $13,168 $— $13,168
Total Other Financial Instruments ......... $— $13,168 $— $13,168
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 32,684,117 — 32,684,117
Air Freight & Logistics ................... — 40,497,507 — 40,497,507
Biotechnology ......................... — 46,523,518 — 46,523,518
Broadline Retail ....................... 35,650,650 — — 35,650,650
Capital Markets ........................ — 61,168,353 — 61,168,353
Chemicals ........................... — 32,868,837 — 32,868,837
Containers & Packaging ................. — 31,294,862 — 31,294,862
Entertainment ......................... — 37,378,387 — 37,378,387
Health Care Equipment & Supplies ......... — 60,794,127 — 60,794,127
Hotels, Restaurants & Leisure ............. — 35,221,607 — 35,221,607
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2024, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Interactive Media & Services .............. $ — $ 19,004,780 $ — $ 19,004,780
IT Services ........................... 35,976,600 — — 35,976,600
Life Sciences Tools & Services ............ — 27,710,910 — 27,710,910
Machinery ............................ — 45,389,758 — 45,389,758
Pharmaceuticals ....................... — 30,679,747 — 30,679,747
Professional Services ................... — 34,158,769 — 34,158,769
Semiconductors & Semiconductor Equipment . 19,456,500 66,714,972 — 86,171,472
Software ............................. 132,729,301 25,683,361 — 158,412,662
Textiles, Apparel & Luxury Goods .......... — 31,919,840 — 31,919,840
Trading Companies & Distributors .......... — 23,754,384 — 23,754,384
Short Term Investments ................... 22,528,123 — — 22,528,123
Total Investments in Securities ........... $246,341,174 $683,447,836
c
$— $929,789,010
a
Includes financial instruments determined to have no value.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at October 31, 2024.
c
Includes foreign securities valued at $683,447,836, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Financial Services ... —
c
— — — — — — — —
c
—
Warrants :
Financial Services ... 580,816 — — — — — — (85,606) 495,210 (85,606)
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds : 620,346
c
— (39,188) — — — (3,207) 15,393 593,344
c
11,770
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments : 486,606
c
24,811 — — — 45 — 47,156 558,618
c
47,156
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $1,687,768 $24,811 $(39,188) $— $— $45 $(3,207) $(23,057) $1,647,172 $(26,680)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2024, are as follows:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$558,618 Recovery value Discount for lack of
marketability
30.0% Decrease
PIK note coverage 43.9% Increase
Quasi-Sovereign Bonds:
Financial Services
...
593,344 Discounted cash flow Discount rate 8.0% Decrease
Warrants:
Financial Services
...
495,210 Recovery value Discount for lack of
marketability
60.0% Decrease
Implied recovery 7.6% Increase
All other
............
0
b
Total
...............
$1,647,172
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
CITI
Citibank NA
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
HUF
Hungarian Forint
IDR
Indonesian Rupiah
JMD
Jamaican Dollar
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PLN
Polish Zloty
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.